Organization	3 Months Ended
Oct. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

NOTE 1 – ORGANIZATION

Dethrone Royalty Holdings, Inc. (formerly Exclusive Building Services, Inc.) (the “Company”) was founded as an unincorporated DBA in February 1997 and was incorporated as a C corporation under the laws of the State of Nevada on October 11, 2010. The incorporation effort included the Company issuing 312,500,000 shares of common stock to Patricia G. Skarpa, who founded and managed the business which had been providing commercial cleaning services to office buildings of 10,000 to 15,000 square feet in Harris County, TX (part of the Metropolitan Houston area) since February 1997, and 9,375,000 shares to Hallie Beth Skarpa, its other director, for services rendered. These services, involving the incorporation and planning, were valued at $10,300. Hallie Beth Skarpa is the daughter of Patricia G. Skarpa.

On January 10, 2012, the Company incorporated a wholly-owned subsidiary, TO Sports Innovation, Inc. (“TO”), in Nevada. TO was inactive until March 15, 2012. TO subsequently changed its name to Dethrone Beverage, Inc. (“DB”) in November 2012.

On March 26, 2012, the Company entered into a Spinoff Agreement with Patricia G. Skarpa and Hallie Beth Skarpa, who were its officers and directors, as well as its largest shareholders, under which the Company agreed to sell all of the assets relating to the segment of its business that provided commercial cleaning services to office buildings in exchange for all of the liabilities, as defined, of the commercial cleaning business and the return by Patricia G. Skarpa and Hallie Beth Skarpa of an aggregate of 265,625,000 shares of the Company’s common stock. As a result of the Spinoff Agreement the Company ceased to be engaged in providing commercial cleaning services to office buildings.

On March 26, 2012, Patricia G. Skarpa and Hallie Beth Skarpa entered into agreements with Toby McBride and Michael Jay Holley, officers of TO, under which they agreed to sell 28,125,000 shares of common stock to each (or an aggregate of 56,250,000 shares.

In April 2012, DB entered into an exclusive license agreement with Dethrone Royalty, Inc. giving DB the right to use the Dethrone Trademark worldwide in connection with the manufacture and sale of sports performance or energy drinks along with any other non-alcoholic beverage under the Trade Name, Dethrone Beverages.

The officers have formulas that will be used for the initial products that are planned for initial shipment during the first calendar quarter of 2013.

The Company has also entered into letters of intent with several professional sports personalities to represent it by endorsing its products. If they and/or others execute agreements consistent with the letters of intent, they will be compensated by issuances of restricted shares of our common stock. Dethrone Royalty, Inc. will produce and distribute lines of shirts/clothing for each sports figure signed as endorsers by the Company and market the shirts through its normal distribution channels. The Company will receive commissions equal to 12.5% of the net sales generated by these shirts.

The Company has determined that as a result of the discontinuance of janitorial service operations and entering into the manufacture and sale of sports performance or energy drinks along with any other non-alcoholic beverage under the trade name, Dethrone Beverages, it has re-entered the development stage as defined by Section 915-10-20 of the FASB Accounting Standards Codification. Accordingly, financial statement disclosures included in these financial statements include inception to date information. The Company has presented the accumulated deficit on the balance sheet through October 31, 2012 as deficit accumulated from discontinued operations